Trade and other receivables - non-current	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Trade and other receivables - non-current	Note 13. Trade and other receivables - non-current

	2024	2023
	A$’000	A$’000

Non-current assets
Corporate credit card deposit	40	43

	40	43